Contract Assets	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Contract Assets

4. Contract Assets

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD

Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	707,969	5,494,391
Retainage included in contract assets due to being conditional on something other than solely passage of time	1,284,159	2,096,843
Less: allowance for credit loss	(301,010)	(650,759)
Contract assets, net	1,691,118	6,940,475

Contract assets, current	1,691,118	5,304,061
Contract assets, non-current	-	1,636,414

The movement of revenue recognized in excess of amounts paid or payable (excluding retainage) before net of allowance for credit loss is as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	5,494,391	5,960,812
Increase as a result of total work completed during the year	11,018,290	33,851,041
Decrease as a result of total amount billed out	(15,804,712)	(34,317,462)
Balance at end of the year	707,969	5,494,391

The movement of retainage before net of allowance for credit loss is as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	2,096,843	977,931
Increase as a result of changes in progress of ongoing projects	191,944	1,145,165
Reclassified to accounts receivable as payment becomes unconditional	(1,004,628)	(26,253)
Balance at end of the year	1,284,159	2,096,843

The movement of allowance for loss accounts are as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	650,759	99,646
(Reversal) addition during the year	(349,749)	551,113
Balance at end of the year	301,010	650,759